Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	288,314,864.35	20,259
Yield Supplement Overcollateralization Amount 08/31/18	8,270,079.56	0
Receivables Balance 08/31/18	296,584,943.91	20,259
Principal Payments	12,344,767.85	454
Defaulted Receivables	765,344.73	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	7,728,185.47	0
Pool Balance at 09/30/18	275,746,645.86	19,758

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.86%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	7,474,692.79	403
Past Due 61-90 days	2,204,362.70	123
Past Due 91-120 days	400,789.18	25
Past Due 121+ days	0.00	0
Total	10,079,844.67	551

Total 31+ Delinquent as % Ending Pool Balance	3.66%
Total 61+ Delinquent as % Ending Pool Balance	0.94%
Delinquency Trigger Occurred	NO

Recoveries	491,801.26
Aggregate Net Losses/(Gains) - September 2018	273,543.47
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.11%
Prior Net Losses Ratio	1.36%
Second Prior Net Losses Ratio	1.04%
Third Prior Net Losses Ratio	1.32%
Four Month Average	1.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.08%

Overcollateralization Target Amount	12,408,599.06
Actual Overcollateralization	12,408,599.06
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	37.90

Flow of Funds	$ Amount

Collections	13,709,490.83
Investment Earnings on Cash Accounts	48,905.33
Servicing Fee	(247,154.12)
Transfer to Collection Account	0.00
Available Funds	13,511,242.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	390,753.28
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,002,648.65
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9)(a) Supplemental Reserve Amount	1,117,840.11
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	13,511,242.04

Servicing Fee	247,154.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 09/17/18	275,340,695.45
Principal Paid	12,002,648.65
Note Balance @ 10/15/18	263,338,046.80

Class A-1
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-3
Note Balance @ 09/17/18	182,510,695.45
Principal Paid	12,002,648.65
Note Balance @ 10/15/18	170,508,046.80
Note Factor @ 10/15/18	65.0794072%

Class A-4
Note Balance @ 09/17/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	74,800,000.00
Note Factor @ 10/15/18	100.0000000%

Class B
Note Balance @ 09/17/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	18,030,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	390,753.28
Total Principal Paid	12,002,648.65
Total Paid	12,393,401.93

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	269,203.28
Principal Paid	12,002,648.65
Total Paid to A-3 Holders	12,271,851.93

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4549833
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.9755815
Total Distribution Amount	14.4305648

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0274934
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.8116361
Total A-3 Distribution Amount	46.8391295

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/17/18	19,357,018.47
Investment Earnings	28,928.92
Investment Earnings Paid	(28,928.92)
Deposit/(Withdrawal)	1,117,840.11
Balance as of 10/15/18	20,474,858.58
Change	1,117,840.11

Total Reserve Amount	20,474,858.58